Utopia Funds

111 Cass Street

Traverse City, Michigan 49684

January 30, 2009

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Utopia Funds

File Nos.

333-127721

811-21798

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust effective January 28, 2009, do not differ from those filed in the Post-Effective Amendment No. 3 on January 28, 2009, which was filed electronically.

Sincerely,

/s/Matthew Bohrer
Matthew Bohrer
Chief Financial Officer and Treasurer